CAPITAL LEASE OBLIGATION (Tables)	9 Months Ended
Sep. 30, 2014
CAPITAL LEASE OBLIGATIONS [Abstract]
Schedule of Capital Lease Obligation

	September 30, 2014	December 31, 2013

Capital lease lay flat hose, interest at 30.5%, payments of $150,769 per month, terms 24 months	$3,244,976	$-
Capital lease flowback, evaporation, and generator equipment, interest at 15.5%, payments of $52,485 per month, terms 36 months	1,908,542	-
Less lease payments	(845,226)	-
	4,308,292	-
Less current portion of capital lease obligation	(1,447,793)	-
Long-term portion of capital lease obligation	$2,860,499	$-

Schedule of Minimum Capital Lease Payments

A summary of the minimum lease payments for the above leases is shown below:

Lease payments from inception through September 30, 2015	$3,491,302
Lease payments from October 1, 2015 through September 30, 2016	2,619,049
Lease payments form October 1, 2016 through September 30, 2017	577,563
Total payments	6,687,914
Less interest on capital lease	(1,529,396)
Total	$5,153,518

Schedule of Deferred Financing Costs on Capital Lease Obligations

The summary below shows the activity related to all deferred financing fees related to the capital lease obligations as of September 30, 2014:

Balance at January 1, 2014	$-
Add: financing fees paid	107,347
Less: amortization of deferred financing costs	(10,293)
97,054
Less: current maturities	(41,173)
Long-term deferred financing costs	$55,881